Note 8 - Disclosure of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
Total
kEUR

Opening loss allowance as of January 1, 2022	10
Additions recognized in profit or loss during the period	2
Reversals recognized in profit or loss during the period	(7)
Closing loss allowance as of December 31, 2022	5

Opening loss allowance as of January 1, 2023	5
Reversals recognized in profit or loss during the period	(5)
Closing loss allowance as of December 31, 2023	-

Disclosure of credit risk [text block]
	Credit risk rating grade	Gross carrying amount (12m ECL)
		kEUR

December 31, 2022	Risk class 1	31,654
December 31, 2023	Risk class 1	8,462

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	1,221	1,221	-	-
Loans*	23,161	19,701	-	-
Lease liabilities	1,130	167	670	391
Total December 31, 2023	25,512	21,089	670	391
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	11,699	11,699	-	-
Loans*	32,241	31,642	2,636	-
Lease liabilities	2,633	522	1,805	544
Total December 31, 2022	46,573	43,863	4,441	544

Disclosure of effect of changes in foreign exchange rates [text block]
	December 31, 2023	December 31, 2022
	kEUR	kEUR
Cash
USD	191	16,465
Convertible debentures (all components)
USD	23,161	28,448
Trade payables
USD	118	549
SEK	-	128
GBP	-	267
CHF	-	15
PLN	-	-
	23,483	45,872
EUR appreciation by 10%	December 31, 2023	December 31, 2022
	kEUR	kEUR
USD	2,100	1,139
SEK	-	12
GBP	-	24
CHF	-	1
PLN	-	0
	2,100	1,176
EUR depreciation by 10%	December 31, 2023	December 31, 2022
	kEUR	kEUR
USD	(2,567)	(1,392)
SEK	-	(14)
GBP	-	(30)
CHF	-	(2)
PLN	-	(0)
	(2,567)	(1,438)

Disclosure of detailed information about financial instruments [text block]
	December 31, 2023
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Sublease asset	987	AC	979	2
Security deposits	50	AC	43	2
Current financial assets
Other financial assets
Sublease asset	143	AC	166	2
Debtor creditors	13	AC	n/a*	n/a
Cash and cash equivalents	7,412	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Lease liabilities	987	-	-	-
Current financial liabilities
Financial liabilities
Loans	-	FLAC	n/a*	n/a
Affiliate payable	14,798	FLAC	n/a*	n/a
Convertible debentures (host contracts)	15,042	FLAC	16,771	3
Convertible debentures (embedded derivatives)	5,808	FVTPL	5,808	3
Convertible debentures (deferred day-one gain)	2,311	-	-
Lease liabilities	143	-	-	-
Trade Payables	1,221	FLAC	n/a*	n/a
Other payables	270	FLAC	n/a*	n/a
Contract liabilities	-	-	-	-
	December 31, 2022
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Security deposits	156	AC	131	2
Other assets	2	AC	n/a*	n/a
Current financial assets
Other financial assets
Paypal reserve	395	AC	n/a*	n/a
Receivables from crowdfunding and deposits	162	AC	n/a*	n/a
Debtor creditors	463	AC	n/a*	n/a
Current trade receivables	24	AC	n/a*	n/a
Current trade receivables (affiliated companies)	-	AC	n/a*	n/a
Other	90	AC	n/a*	n/a
Cash and cash equivalents	30,357	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans	2,459	FLAC	2,265	3
Lease liabilities	2,190	-	-	-
Current financial liabilities
Financial liabilities
Loans	1,334	FLAC	n/a*	n/a
Convertible debentures (host contracts)	26,146	FLAC	26,735	3
Convertible debentures (embedded derivatives)	5,575	FVTPL	5,575	3
Convertible debentures (deferred day-one losses)	(3,273)	-	-
Lease liabilities	443	-	-	-
Trade Payables	5,842	FLAC	n/a*	n/a
Other payables	5,815	FLAC	n/a*	n/a
Contract liabilities	42	-	-	-
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Financial assets measured at amortized cost (AC)	8,462	31,649
Financial liabilities measured at amortized cost (FLAC)	31,204	41,596
Financial liabilities measured at fair value through profit or loss (FVTPL)	5,808	5,575

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Description	Fair value December 31, 2023 (in kEUR)	Observable* /unobservable input factor	Range of increase/ decrease of input factor	Relationship of change in observable/unobservable input factor to fair value
				Effect of increase of input parameter (in kEUR)	Effect of decrease of input parameter (in kEUR)
Convertible debentures (embedded derivative)	5,808	Share price*	+/- 10%	+253	-250
		Exchange rate USD/EUR*	+/- 10%	-716	+924
		Risk-free interest rate*	+/- 100 basis points	+13	-11
		Share price volatility	+/- 10 percentage points	+68	-64
		Credit spread	+/- 100 basis points	+182	-186
		(Partial) conversion in equity	accelerated schedule/ decelerated schedule	-32	32

Description	Fair value December 31, 2022 (in kEUR)	Observable* /unobservable input factor	Range of increase/ decrease of input factor	Relationship of change in observable/unobservable input factor to fair value
				Effect of increase of input parameter (in kEUR)	Effect of decrease of input parameter (in kEUR)
Convertible debentures (embedded derivative)	5,575	Share price*	+/- 10%	+289	-199
		Exchange rate USD/EUR*	+/- 10%	-507	+619
		Risk-free interest rate*	+/- 100 basis points	+157	-161
		Share price volatility	+/- 10 percentage points	+410	-392
		Credit spread	+/- 100 basis points	+218	-222
		Probability of default	+/- 1 rating notch change	-606	+556
		Recovery rate in case of event of default	+ 10%	+94	-
		(Partial) conversion in equity	accelerated schedule/ decelerated schedule	+165	-237

Disclosure of reconciliation of changes in fair value measurement, liabilities [text block]
	2023	2022
	kEUR	kEUR
Balance at beginning of year	5,575	-
Additions (convertible debentures issued)	-	6,336
Modification	2,515	-
Conversion in equity (capital and other reserves)	(1,911)	(50)
Fair value changes presented in profit or loss (interest and similar income)	(259)	(645)
Income from currency revaluation (interest and similar income)	(112)	(66)
Balance at end of year	5,808	5,575

Disclosure of reconciliation of deferred losses [text block]
	2023	2022
	kEUR	kEUR
Balance at beginning of year	3,273	-
Additions	-	3,766
Expense from currency revaluation	(32)	(37)
Amortization recognized in profit or loss during the period	(3,241)	(456)
Balance at end of year	-	3,273

Disclosure of reconciliation of deferred gains [text block]
2023
kEUR
Balance at beginning of year	-
Additions	2,641
Expense from currency revaluation	(14)
Amortization recognized in profit or loss during the period	(316)
Balance at end of year	2,311

Disclosure of interest income (expense) [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Total interest expense for financial assets at amortized cost	-	287	156
Total interest expense for financial liabilities at amortized cost	6,828	1,096	319

Disclosure of gains (losses) on financial instruments [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Net (loss) for financial assets at amortized cost	-	(282)	(162)
Net (loss) for financial liabilities at amortized cost	(6,213)	(808)	(319)
Net gain for financial liabilities at FVTPL	2,282	711	2,802